Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for CEO(1)(2)	Compensation Actually Paid to CEO(1)(3)	Aggregate Summary Compensation Table Total for Non-CEO Named Executive Officers(1)(2)	Aggregate Compensation Actually Paid to Non-CEO Named Executive Officers(1)(3)	Value of initial fixed $100 investment based on total shareholder return (TSR)(4)	Net Loss (in thousands)(5)
2024	$585,000	$547,706	$363,988	$342,889	$0.64	$(11,212)
2023	$661,049	$65,807	$833,233	$172,676	$4.58	$(22,555)
2022	$763,551	$(77,717)	$918,518	$(36,347)	$17.15	$(21,198)

Named Executive Officers, Footnote [Text Block]
(1)	For each year shown, the CEO was Spiro Rombotis and the Non-CEO named executive officers (the “NEOs”) were Paul McBarron and Mark Kirschbaum, MD.

PEO Total Compensation Amount	[1],[2]	$ 585,000	$ 661,049	$ 763,551
PEO Actually Paid Compensation Amount	[2],[3]	$ 547,706	65,807	(77,717)
Adjustment To PEO Compensation, Footnote [Text Block]

	Fiscal Year 2024		Fiscal Year 2023		Fiscal Year 2022
	CEO	NON- CEO NEO’s	CEO	NON- CEO NEO’s	CEO	NON- CEO NEO’s
SCT Total Compensation	585,000	363,988	661,049	833,233	763,551	918,518
Subtract Reported SCT Stock Option Award Value ($)	0	0	(100,421)	(118,167)	0	0
Add Year-end Fair Value of Unvested Awards Granted in the Applicable Fiscal Year ($)	0	0	21,961	26,051	0	0
Add Change in Fair Value of Awards Granted in Prior Years Outstanding and Unvested as of the Applicable Fiscal Year End ($)	(21,986)	(13,042)	(164,307)	(172,971)	(494,733)	(545,667)
Add Change in Fair Value of Awards Granted in Prior Years that Vested during the Applicable Year as of the Vesting Date	(21,986)	(13,042)	(352,475)	(395,470)	(346,535)	(409,198)
Total Compensation Actually Paid	547,706	342,889	65,807	172,676	(77,717)	(36,347)

Non-PEO NEO Average Total Compensation Amount	[1],[2]	$ 363,988	833,233	918,518
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ 342,889	172,676	(36,347)
Equity Valuation Assumption Difference, Footnote [Text Block]
(4)	Cumulative Total Shareholder Return (“TSR”) measures the cumulative value of $100 invested on the last trading day before the earliest fiscal year in the table, or December 31, 2021, including the reinvestment of dividends, through and including the end of the applicable fiscal year for which TSR is calculated, or December 31, 2022, December 31, 2023 and December 31, 2024. We did not pay dividends in the periods presented.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income (Loss)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income (Loss) during the three most recently completed fiscal years.

Total Shareholder Return Amount	[4]	$ 0.64	4.58	17.15
Net Income (Loss) Attributable to Parent	[5]	$ (11,212,000)	$ (22,555,000)	$ (21,198,000)
PEO Name		Spiro Rombotis	Spiro Rombotis	Spiro Rombotis
PEO [Member] | Reported SCT Stock Option Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ (100,421)	$ 0
PEO [Member] | Year-end Fair Value of Unvested Awards Granted in the Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	21,961	0
PEO [Member] | Change in Fair Value of Awards Granted in Prior Years Outstanding and Unvested as of the Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(21,986)	(164,307)	(494,733)
PEO [Member] | Change in Fair Value of Awards Granted in Prior Years that Vested during the Applicable Year as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(21,986)	(352,475)	(346,535)
Non-PEO NEO [Member] | Reported SCT Stock Option Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	(118,167)	0
Non-PEO NEO [Member] | Year-end Fair Value of Unvested Awards Granted in the Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	26,051	0
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted in Prior Years Outstanding and Unvested as of the Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(13,042)	(172,971)	(545,667)
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted in Prior Years that Vested during the Applicable Year as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (13,042)	$ (395,470)	$ (409,198)

[1]	Amounts in this column represent the “Total” column set forth in the Summary Compensation Table (“SCT”) in the “Executive and Director Compensation” section. See the footnotes to the SCT for further details regarding the amounts in these columns.
[2]	For each year shown, the CEO was Spiro Rombotis and the Non-CEO named executive officers (the “NEOs”) were Paul McBarron and Mark Kirschbaum, MD.
[3]	The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The Amounts are computed in accordance with SEC rules by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP):
[4]	Cumulative Total Shareholder Return (“TSR”) measures the cumulative value of $100 invested on the last trading day before the earliest fiscal year in the table, or December 31, 2021, including the reinvestment of dividends, through and including the end of the applicable fiscal year for which TSR is calculated, or December 31, 2022, December 31, 2023 and December 31, 2024. We did not pay dividends in the periods presented.
[5]	The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.